Consolidated Financial Information of Parent (Statements Of Income) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Equity earnings from unconsolidated subsidiaries									$ 2,456	$ 1,871	$ 9,383
Interest and other income									662	1,930	1,634
Total revenues	120,288	105,543	109,514	91,319	85,469	79,115	90,538	114,365	426,664	369,487	432,696
Expenses
Interest expense									142,519	120,399	142,491
Selling, general and administrative									41,148	37,418	40,192
Total expenses									362,324	311,352	381,165
Net income from continuing operations before provision for income taxes									64,340	58,135	51,531
Income tax benefit									8,263	5,659	3,862
Net income	15,479	15,361	21,674	3,563	13,412	304	5,915	32,845	56,077	52,476	47,669
Weighted average number of shares:
Basic									41,405,211	34,129,880	25,792,932
Diluted									41,527,584	34,243,456	25,961,605
Earnings per share:
Basic	$ 0.37	$ 0.37	$ 0.51	$ 0.07	$ 0.32	$ 0.00	$ 0.20	$ 1.15	$ 1.32	$ 1.51	$ 1.81
Diluted	$ 0.37	$ 0.37	$ 0.51	$ 0.07	$ 0.32	$ 0.00	$ 0.20	$ 1.15	$ 1.32	$ 1.50	$ 1.80
Parent Company [Member]
Revenues
Equity in earnings of subsidiaries									56,446	51,136	47,602
Equity earnings from unconsolidated subsidiaries									2,456	1,871	1,631
Intercompany management fee income									16,921	15,780	16,154
Intercompany interest income									22,394	1,407
Interest and other income									215	185	176
Total revenues									98,432	70,379	65,563
Expenses
Interest expense									28,089	1,887
Selling, general and administrative									15,520	17,644	19,053
Total expenses									43,609	19,531	19,053
Net income from continuing operations before provision for income taxes									54,823	50,848	46,510
Income tax benefit									(1,254)	(1,628)	(1,159)
Net income									$ 56,077	$ 52,476	$ 47,669
Weighted average number of shares:
Basic									41,405,211	34,129,880	25,792,932
Diluted									41,527,584	34,243,456	25,961,605
Earnings per share:
Basic									$ 1.32	$ 1.51	$ 1.81
Diluted									$ 1.32	$ 1.50	$ 1.80